ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
Summary of issued and fully paid shares

	Number of	Ordinary
	shares	Shares
		$’000
As of 1 January 2023	25,440,000	3
Issuance of ordinary shares	12,717,391	1
Conversion of Series A convertible preferred shares	14,560,000	1
Conversion of Financial liabilities at FVTPL	42,983,414	5
As at 31 December 2023	95,700,805	10